S000080810 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
William Blair Small-Mid Cap Value Fund | Class I
Prospectus [Line Items]
Annual Return [Percent]	3.16%	5.39%